NON-PARTICIPANT - DIRECTED INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of Net Assets and Changes in Net Assets for Non-Participant Directed Investments
Information about the net assets and the significant components of the changes in net assets relating to the non- participant directed investments as of June 30, 2025, 2024 and 2023 is as follows:

(All numbers in Euros)	2025	2024	2023

Net assets:
P&G Company Stock (FCPE Option D) - beginning of year	145,525,742	140,691,705	138,319,301

Changes in net assets:
Net appreciation (depreciation) in fair value of investments	(7,810,847)	16,253,146	4,164,204
Participant contributions	5,035,349	4,797,285	4,640,541
Employer contributions	6,587,969	5,777,217	5,945,539
Benefits paid to participants	(14,410,736)	(21,993,611)	(12,377,880)
Net change	(10,598,264)	4,834,037	2,372,404

P&G Company Stock (FCPE Option D)—end of year	134,927,478	145,525,742	140,691,705